T. ROWE PRICE Target 2010 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 63.0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  13,623 1,474 1,812 2,869,286 13,457
New Income Fund  12,192 1,298 1,797 1,516,915 12,166
International Bond Fund (USD
Hedged)  4,237 504 628 499,302 4,269
Emerging Markets Bond Fund  2,965 242 429 312,084 2,918
Dynamic Global Bond Fund  2,874 290 471 357,643 2,807
High Yield Fund  2,775 235 582 424,104 2,532
U.S. Treasury Long-Term Index
Fund  2,234 195 391 294,986 2,198
Dynamic Credit Fund  1,156 164 172 130,835 1,172
Floating Rate Fund  1,057 88 259 95,756 889
Total Bond Mutual Funds (Cost $44,673) 42,408
EQUITY MUTUAL FUNDS 34.8%
T. Rowe Price Funds:
Value Fund  3,597 389 565 71,626 3,399
Growth Stock Fund  3,357 310 602 29,323 3,115
Hedged Equity Fund  2,478 151 378 189,212 2,394
U.S. Large-Cap Core Fund  2,366 233 325 54,060 2,259
Equity Index 500 Fund  1,777 442 405 13,044 2,046
Overseas Stock Fund  1,805 128 214 125,849 1,688
International Value Equity Fund  1,720 106 202 89,434 1,658
Real Assets Fund  1,624 134 196 105,669 1,552
International Stock Fund  1,532 100 187 71,367 1,467
Mid-Cap Growth Fund  907 111 167 7,945 789
Mid-Cap Value Fund  851 126 152 23,296 756
Emerging Markets Discovery Stock
Fund  613 45 72 41,767 591
Emerging Markets Stock Fund  518 53 67 14,844 503
Small-Cap Value Fund  510 61 86 8,829 465
Small-Cap Stock Fund  475 78 109 7,159 404
New Horizons Fund (2) 379 29 41 6,550 366
Total Equity Mutual Funds (Cost $16,550) 23,452
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  9 348 350 67 6
Total Other Mutual Funds (Cost $7) 6

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 1,638 1,271 1,358 1,551,490 1,551
Total Short-Term Investments (Cost $1,551) 1,551
Total Investments in Securities 100.1%
(Cost $62,781) $ 67,417
Other Assets Less Liabilities (0.1)% (35)
Net Assets 100.0% $ 67,382
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 24 $ 67
Dynamic Global Bond Fund  (47) 114 77
Emerging Markets Bond Fund  (53) 140 153
Emerging Markets Discovery Stock Fund  8 5 25
Emerging Markets Stock Fund  4 (1) 10
Equity Index 500 Fund  16 232 21
Floating Rate Fund  (5) 3 60
Growth Stock Fund  409 50 7
Hedged Equity Fund  90 143 37
High Yield Fund  (33) 104 152
International Bond Fund (USD Hedged)  (54) 156 123
International Stock Fund  35 22 27
International Value Equity Fund  39 34 55
Limited Duration Inflation Focused Bond Fund  (62) 172 577
Mid-Cap Growth Fund  101 (62) 5
Mid-Cap Value Fund  120 (69) 15
New Horizons Fund  23 (1) —
New Income Fund  (199) 473 449
Overseas Stock Fund  42 (31) 54
Real Assets Fund  10 (10) 38
Small-Cap Stock Fund  86 (40) 6
Small-Cap Value Fund  58 (20) 8
Transition Fund  (2) (1) —
U.S. Large-Cap Core Fund  180 (15) 27
U.S. Treasury Long-Term Index Fund  (99) 160 68
Value Fund  301 (22) 59
U.S. Treasury Money Fund, 4.44% — — 59
Totals $ 967# $ 1,560 $ 2,179+

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $882 of the net realized gain (loss).
+ Investment income comprised $2,179 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F183-054Q3 02/25